Retirement Plan (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Retirement Plan [Line Items]
Maximum annual contributions percentage			3.00%		3.00%
Company contributed and expensed	$ 29,928	$ 9,780	$ 69,512	$ 28,130	$ 50,704
Savings Incentive Match Plan [Member]
Retirement Plan [Line Items]
Company contributed and expensed	$ 2,648		$ 2,648		$ 2,648	$ 11,693